Related Party Balances and Transactions - Schedule of Related Party Transactions (Details)	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Action Holdings Limited [Member]
Schedule of Related Party Transactions [Line Items]
Other receivables			¥ 7,299
Related party transaction, relationship to the company	Immediate holding company of Majestic
Ms. Li [Member]
Schedule of Related Party Transactions [Line Items]
Other payables	¥ 1,363,693	191,557	11,777,000
Related party transaction, relationship to the company	Controlling Shareholder
Meridian Industries Limited (”MIL”) [Member]
Schedule of Related Party Transactions [Line Items]
Other payables	¥ 897,914	126,129	19,413,537
Related party transaction, relationship to the company	Common controlled by Mr. Ko and Ms. Li
Meridian Group Holdings Limited [Member]
Schedule of Related Party Transactions [Line Items]
Other payables			705,205
Related party transaction, relationship to the company	An intermediate holding company of Majestic
Wisewing International Ltd (“Wisewing”) [Member]
Schedule of Related Party Transactions [Line Items]
Other payables	¥ 672,476	94,462	284,430
Related party transaction, relationship to the company	Controlled by Mr. Ko
Meridian (Shenzhen) Holdings Co., Ltd. (“MDSZ”) [Member]
Schedule of Related Party Transactions [Line Items]
Other payables			1,690,000
Related party transaction, relationship to the company	Controlled by Mr. Ko
Leisure Bright Trading Limited (“Leisure bright”) [Member]
Schedule of Related Party Transactions [Line Items]
Related party transaction, relationship to the company	Ms. Li is the sole shareholder
Mr. Ko [Member]
Schedule of Related Party Transactions [Line Items]
Related party transaction, relationship to the company	Controlling Shareholder
Easy Rich Industries (Shanghai) Limited (“Easy Rich SH”) [Member]
Schedule of Related Party Transactions [Line Items]
Other payables			1,690,374
Related party transaction, relationship to the company	Common controlled by Mr. Ko and Ms. Li
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Other receivables			7,299
Other payables	¥ 2,934,083	$ 412,148	¥ 35,560,546